03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-04 | Fidelity Advisor Freedom® Income Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom® Income Fund/Z6
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Advisor Freedom® Income Fund}	03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-04 Fidelity Advisor Freedom® Income Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor Freedom® Income Fund}	03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-04 Fidelity Advisor Freedom® Income Fund Class Z6
Management fee	0.37%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.37%	[1]
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Advisor Freedom® Income Fund}	03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-04 Fidelity Advisor Freedom® Income Fund Class Z6 USD ($)
1 year	$ 37
3 years	117
5 years	205
10 years	$ 462

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised asset allocation strategy for the fund is expected to take effect by the end of 2018, as illustrated in the following chart. On or about June 30, 2018, the Adviser will begin transitioning fund assets to achieve the desired allocations.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information for Class I.

Performance history will be available for Class Z6 after Class Z6 has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart for Class I:	Returns	Quarter ended
Highest Quarter Return	8.51%	June 30, 2009
Lowest Quarter Return	-7.86%	December 31, 2008
Year-to-Date Return	-0.56%	March 31, 2018

Average Annual Returns*

For the periods ended December 31, 2017

* The returns shown above are for Class I, which is not offered through this prospectus. Class Z6 would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Class Z6's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity Advisor Freedom® Income Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-04 - Fidelity Advisor Freedom® Income Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Freedom Income Fund - Class I | Return Before Taxes	8.04%	4.12%	3.90%
Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%
Fidelity Freedom Income Composite Index℠(reflects no deduction for fees or expenses)	7.10%	4.09%	3.64%